Investment contract liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investment Contract Liabilities [Line Items]
Financial liabilities at amortised cost	[1]	₩ 1,572,685	₩ 2,133,586

[1]	This is retirement pension policyholder reserve.